Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	TFS CAPITAL INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0001283381
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 28, 2014
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
TFS Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARIES TFS MARKET NEUTRAL FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock

TFS MARKET NEUTRAL FUND seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which we define as the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 552% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	552.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect the current management fee.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth in the table on the previous page. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Market Neutral Definition: The Fund employs a “market neutral” strategy, which is defined by TFS Capital LLC (the “Adviser”) as a strategy designed to generate returns that have a low correlation to the U.S. equity market. Consequently, the Adviser will actively manage the Fund’s holdings in an effort to maintain a low correlation to the movements of the U.S. equity market. The Fund does not seek to adhere to any other definition of market neutrality including, but not limited to, dollar neutrality, beta neutrality, capitalization neutrality or sector neutrality.

Techniques for Maintaining Market Neutrality: The Fund seeks to minimize overall U.S. equity market risk by taking both long and short positions in U.S. common stocks. The Fund will generally own a diversified portfolio of common stocks and will maintain a short position in a different diversified portfolio of common stocks. The Fund will primarily invest in common stocks and, to a lesser degree, in registered investment companies, futures contracts and options on equities.

When the Fund is selling securities short it must maintain a segregated account with its custodian of cash or high-grade securities equal to the current market value of the securities sold short, less any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs.

Types of Securities Utilized: The Fund will primarily invest in common stocks that are traded on U.S. exchanges. The Fund will not be limited to selecting common stocks within a specific market capitalization, sector or style (e.g., growth vs. value). The starting population of securities that will be analyzed by the Adviser may include all listed U.S. common stocks. Consequently, the portfolio of common stocks selected for investment by the Adviser is expected to contain a diverse range of equity styles, capitalizations, and sectors. The Fund expects that the average capitalization of the portfolio will be in the “Small” to “Mid” capitalization range ($500 million to $5 billion market capitalization). The sector weightings, average capitalization and style classification are not intended to be static and will vary over time.

Certain of the stocks that the Fund sells short have more expensive borrowing fees than other stocks in the market (commonly referred to as “hard to borrow stocks”). These high fees increase the expenses of the Fund regardless of whether they have a positive impact on the performance of the Fund. The Adviser selects stocks it believes will have a net positive impact on the Fund’s performance after taking into account the expenses.

The Fund may commit up to 25% of its net assets (including both long and short positions) in other registered investment companies (“RICs”). RICs include, among others, open-end mutual funds, closed-end funds and exchange-traded funds, and incur management fees and other operating expenses. Exchange-traded funds generally consist of portfolios of stocks which closely track the performance and dividend yield of an index, either broad based, sector or international. Exchange-traded funds trade, like common stocks, can be bought and sold throughout a trading day. The Fund expects at this time that the majority of its investments in RICs will be in closed-end funds. A closed-end fund is a fund that has a set number of shares outstanding and trades like a stock on a stock exchange. Closed-end funds may trade at their net asset value; however, they typically trade at either a discount or premium to the underlying net asset value of the securities held by the closed-end fund. The Adviser believes that certain inefficiencies exist with the pricing of closed-end funds and that these inefficiencies provide potential investment opportunities for the Fund. In the Adviser’s opinion these inefficiencies are likely the result of short-term imbalances in supply and demand for the shares of a closed-end fund. Based on these perceived imbalances, the Adviser will buy the closed-end fund if the Adviser believes demand is going to increase or, less frequently, sell short the closed-end fund in the situation where the Adviser believes demand is going to decrease.

The Fund may purchase and sell futures contracts on broad-based indices, commodities and common stocks (and options on such futures contracts), and may purchase and write put and call options on such underlying instruments. Futures contracts and options are considered “derivative” instruments because their values are based on (“derived from”) the value of an underlying asset, reference rate, index or some other variable. The Fund may use option contracts in any manner consistent with its investment objective and as long as their use is consistent with relevant provisions of the 1940 Act. For example, the Fund may use options for speculative investment purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Fund invests. In addition, the Fund may use futures contracts to gain exposure or to hedge against changes in the value of common stocks, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin.

The Adviser expects to limit the Fund’s investments in futures contracts such that the notional value of the futures contracts represents not more than 25% of the Fund’s assets. The Adviser expects to limit the Fund’s investments in options such that the notional value of the options contracts represents not more than 15% of the Fund’s assets.

In addition to complying with any collateral requirements set by brokers, the Fund will maintain a segregated account with its custodian to collateralize its derivative positions and short sales as required by current Securities and Exchange Commission (“SEC”) or staff interpretations. As a result, the Fund will be required to maintain higher levels of cash or liquid assets (such as U.S. Treasury bills, Non-U.S. Government bonds, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs than if it did not use derivatives or short sales. The Fund will modify its asset segregation policies as necessary to ensure compliance with any changes in the positions taken by the SEC or its staff.

Quantitative Stock Selection Models: The Adviser utilizes a quantitative and objective investment decision-making process to select individual common stocks for the Fund. The Adviser has developed proprietary “stock-selection” models that are intended to predict the future performance of individual stocks relative to the overall U.S. equity market. These models were developed through extensive historical analysis of stock-screening variables. The models may include fundamental and technical variables, as well as macro-economic indicators. The exact variables utilized are deemed to be proprietary and the Adviser believes it may be in the best interest of the Fund to not disclose these variables. With the assistance of multiple trading models, the Adviser will purchase common stocks (long positions) that it expects to outperform the overall U.S. equity market and will also sell short securities that it expects to underperform the overall U.S. equity market. While the Adviser will rely heavily on its proprietary models for making investment decisions, it does have the ability to exercise discretion and override the models when deemed appropriate.

Frequent Position Rebalancing: Each quantitative model developed by the Adviser is designed to rebalance at a predetermined time interval. However, not all models will necessarily rebalance on the same time interval. Consequently, because multiple models may dictate trading decisions on a portion of the overall portfolio, different portions of the portfolio may rebalance at different time intervals. Moreover, the share of the overall portfolio assigned to each model may change over time resulting in more or less frequent rebalancing. It should be noted that although the models are designed to rebalance at a predetermined time interval, the Adviser may open and close positions, at its sole discretion, and will frequently do so for operational and other reasons. The models are generally designed to rebalance periodically . At each interval, each individual model will re-rank its target universe in order to determine what trades are required on that portion of the overall portfolio. Typically, rebalancing results in the Adviser selling, or covering in the case of short positions, only a small portion of the Fund’s portfolio and replacing them with new securities. The Adviser believes that there are significant benefits to frequently evaluating its models and rebalancing the Fund’s portfolio as suggested by the models. Consequently, the Fund expects to engage in frequent portfolio transactions that will result in a portfolio turnover that is significantly higher than that of most other mutual funds. The Adviser anticipates that the Fund’s annual portfolio turnover rate will normally not exceed 1,000%.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money. The investment strategies used by the Fund are highly speculative and involve a high degree of risk. Below are the principal risks of an investment in this Fund.

Market Neutral Style Risk – During a “bull” market, when most equity securities and long-only mutual funds are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and many other mutual funds. This underperformance is an expected effect of the ongoing short selling that is a core component of the Fund’s strategy.

Short Sale Risk – Short sales are transactions in which the Fund sells a stock it does not own. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The Fund’s investments in shorted stocks are more risky than its investments in its long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, theoretically there is no limit on the amount of losses that the Fund could incur with respect to securities sold short. Before investing in the Fund, you should completely consider these risks.

The Fund will incur increased transaction costs associated with selling securities short. During periods of market volatility, these transaction costs can increase dramatically and negatively impact Fund performance. In addition to transaction costs, certain of the stocks that the Fund sells short have more expensive borrowing fees than other stocks in the market (commonly referred to as “hard to borrow stocks”). These high fees increase the expenses of the Fund regardless of whether they have a positive impact on the performance of the Fund.

In addition, when the Fund is selling stocks short, it must maintain a segregated account with its custodian of cash or high-grade securities equal to the current market value of the stocks sold short less any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs.

Risks of Investments in RICs – To the extent that it invests in other RICs, the Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end or exchange-traded fund is subject to the risk that the fund may trade at prices significantly different from the fund’s net asset value. Investments in a closed-end fund or an exchange-traded fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the shares promptly or at a reasonable price).

Risks of Small Cap Stocks – Small cap stocks typically are more volatile and less liquid than larger cap stocks. Small cap companies may have a shorter history of operations and may lack depth of management. Small cap companies may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for markets that are not yet firmly established. In addition, such companies may become subject to intense competition from larger more established companies. Securities of smaller companies may have more limited trading markets than the larger companies. These risks are more prominent in the lower end of the capitalization range for the Fund’s small cap companies.

Derivative Risk – The Fund may invest in derivative instruments consisting primarily of equity options and financial futures. The use of such instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling common stock. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. In addition, the Fund may be unable to close out a position because the market for an option or futures contract may become illiquid. Options purchased by the Fund may decline in value with the passage of time, even in the absence of movement in the underlying instrument.

As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives. In the case of futures contracts that do not cash settle, for example, the Fund must set aside liquid assets equal to the full notional value of the contracts (less any amounts the Fund has posted as margin) while the positions are open. With respect to futures contracts that do cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations under the contracts (less any amounts the Fund has posted as margin), if any, rather than their full notional value. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation. By setting aside assets equal to only its net obligations under cash-settled instruments, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional amount of the instruments. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of a Fund’s investment in such investments) even if they are covered.

The Fund’s use of futures contracts and certain other derivatives for the purpose of increasing the Fund’s long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price (see “Leveraging Risk”). Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Market Risk – The risk of losing money due to general market movements is called market risk. Given that stock prices can be extremely volatile, the Fund’s share price may be subject to extreme fluctuations. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company’s own unique prospects.

Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Quantitative Strategy Risk – The quantitative models used by the Adviser may be similar to the models used by other quantitative managers. To the extent that they are similar, the Fund’s price movements may have a high degree of correlation to other quantitative funds. This potential portfolio overlap with other quantitative funds could lead to periods of high volatility, especially in the event that other managers choose to rapidly sell securities or close short positions.

Investment Model and Computer Software Risk – The Adviser relies heavily on quantitative investment models to assist with security selection. Given this investment process and the high rate of trading in the Fund’s portfolio, the Adviser seeks out opportunities to gain efficiencies by automating the investment process. That is, the Adviser often creates and uses proprietary software that can automatically gather the data required for analysis, quantitatively evaluate securities as needed for portfolio rebalancing and execute the trades on behalf of the Fund. The Adviser’s extensive use of its quantitative models and proprietary software presents certain additional risks. Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete. Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser. If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to the Fund, including a decline in the Fund’s net asset value. The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

Leveraging Risk – The Fund does not intend to borrow money for speculative purposes but may borrow money for operational purposes (e.g., to manage shareholder redemptions). When utilized, the Fund’s borrowing activities may exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which may reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund. The Fund may lose money as a result of its borrowing activities.

The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an instrument providing leveraged exposure to the class and that instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

High Portfolio Turnover Risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund’s investment strategies are expected to involve frequent trading which leads to high portfolio turnover. High rates of portfolio turnover could lower performance of the Fund due to increased trading costs and may result in the realization of capital gains. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of investment performance.

Transaction Cost Risk – Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s expected high rate of portfolio turnover, the Fund will likely incur higher brokerage and custody charges than those associated with an average equity fund. In addition to transaction costs, certain of the stocks that the Fund sells short have more expensive borrowing fees than other stocks in the market (commonly referred to as “hard to borrow stocks”). These high fees increase the expenses of the Fund regardless of whether they have a positive impact on the performance of the Fund. These transaction costs and high fees increase the cost of your investment in the Fund.

Tax Inefficiency Risk – In addition to the potential for large capital gain distributions, it is possible that some or all of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Given the tax-inefficiency of the Fund, shareholders should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund carries risk and, if you invest in the Fund, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Market Neutral Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information shown reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available at www.tfscapital.com/products/tfs_market_neutral_mutual_fund.asp or by calling 1-888-534-2001.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Market Neutral Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-534-2001
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.tfscapital.com/products/tfs_market_neutral_mutual_fund.asp
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 10.28% during the quarter ended December 31, 2006 and the lowest return for a quarter was -13.60% during the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.60%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

TFS Market Neutral Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2004
TFS Market Neutral Fund | TFS Market Neutral Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSMX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_ShareholderFeeOther	15.00
Management Fees	rr_ManagementFeesOverAssets	1.65%	[1],[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes dividend expense, borrowing costs and brokerage expense on securities sold short)	rr_Component1OtherExpensesOverAssets	6.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.13%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	800
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,326
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,759
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	6,965
2005	rr_AnnualReturn2005	5.87%
2006	rr_AnnualReturn2006	24.19%
2007	rr_AnnualReturn2007	11.49%
2008	rr_AnnualReturn2008	(7.29%)
2009	rr_AnnualReturn2009	16.64%
2010	rr_AnnualReturn2010	6.23%
2011	rr_AnnualReturn2011	0.10%
2012	rr_AnnualReturn2012	7.80%
2013	rr_AnnualReturn2013	1.43%
1 Year	rr_AverageAnnualReturnYear01	1.43%
5 Years	rr_AverageAnnualReturnYear05	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2004
TFS Market Neutral Fund | TFS Market Neutral Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2004
TFS Market Neutral Fund | TFS Market Neutral Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2004
TFS Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	TFS SMALL CAP FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	TFS SMALL CAP FUND seeks long-term capital appreciation. In addition, it seeks to outperform the Russell 2000® Index.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 601% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	601.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect the current management fee.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth in the table on the previous page. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of “small cap companies.” A small cap company is defined by the Adviser as a company whose market capitalization, at the time of purchase, is no larger than that of the largest company included in the Russell 2000® Index and no smaller than that of the smallest company included in the Russell 2000® Index. The Fund is not managed to maintain a dollar weighted average market capitalization. Therefore, the Fund may have a greater percentage of its assets in companies at the upper or lower range for small cap companies, as defined by the Fund.

Types of Securities Utilized: The Fund will primarily invest in common stocks of small cap companies that are traded on U.S. exchanges. The starting population of securities that will be analyzed by the Adviser may include all listed U.S. common stocks that are no larger than the upper end of the universe of “small cap companies” as defined above. The Fund is not sector or style (e.g., growth vs. value) specific. Consequently, the portfolio of common stocks selected for investment by the Adviser is expected to contain a diverse range of equity styles and sectors. The sector weightings and style classification are not intended to be static and will vary over time.

Quantitative Stock Selection Models: The Adviser utilizes a quantitative and objective investment decision-making process to select individual common stocks for the Fund. The Adviser has developed proprietary “stock-selection” models that are intended to predict the future performance of individual stocks relative to the Russell 2000® Index. These models were developed through extensive historical analysis of stock-screening variables. The models may include fundamental and technical variables, as well as macro-economic indicators. The exact variables utilized are deemed to be proprietary and the Adviser believes it may be in the best interest of the Fund to not disclose these variables. With the assistance of multiple trading models, the Adviser will purchase common stocks that it expects to outperform the Russell 2000® Index. While the Adviser will rely heavily on its proprietary models for making investment decisions, it does have the ability to exercise discretion and override the models when deemed appropriate.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money. Below are the principal risks of an investment in this Fund.

Small Cap Stocks – Small cap stocks typically are more volatile and less liquid than larger cap stocks. Small cap companies may have a shorter history of operations and may lack depth of management. Small cap companies may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for markets that are not yet firmly established. In addition, such companies may become subject to intense competition from larger more established companies. Securities of smaller companies may have more limited trading markets than larger companies. These risks are more prominent in the lower end of the capitalization range for the Fund’s small cap companies.

Market Risk – The risk of losing money due to general market movements is called market risk. Given that stock prices can be extremely volatile, the Fund’s share price may be subject to extreme fluctuations. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company’s own unique prospects.

Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Quantitative Strategy Risk – The quantitative models used by the Adviser may be similar to the models used by other quantitative managers. To the extent that they are similar, the Fund’s price movements may have a high degree of correlation to other quantitative funds. This potential portfolio overlap with other quantitative funds could lead to periods of high volatility, especially in the event that other managers choose to rapidly sell securities or close short positions.

Investment Model and Computer Software Risk – The Adviser relies heavily on quantitative investment models to assist with security selection. Given this investment process and the high rate of trading in the Fund’s portfolio, the Adviser seeks out opportunities to gain efficiencies by automating the investment process. That is, the Adviser often creates and uses proprietary software that can automatically gather the data required for analysis, quantitatively evaluate securities as needed for portfolio rebalancing and execute the trades on behalf of the Fund. The Adviser’s extensive use of its quantitative models and proprietary software presents certain additional risks. Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete. Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser. If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to the Fund, including a decline in the Fund’s net asset value. The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

High Portfolio Turnover Risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund’s investment strategies are expected to involve frequent trading which leads to high portfolio turnover. High rates of portfolio turnover could lower performance of the Fund due to increased trading costs and may result in the realization of capital gains. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of investment performance.

Transaction Cost Risk – Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s expected high rate of portfolio turnover, the Fund will likely incur higher brokerage and custody charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Fund.

Tax Inefficiency Risk – In addition to the potential for large capital gain distributions, it is expected that most or all of the gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Given the tax-inefficiency of the Fund, shareholders should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund carries risk and, if you invest in the Fund, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Small Cap Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown reflects fee reductions and expense reimbursements by the Adviser; without such fee reductions and expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available at www.tfscapital.com/products/tfs_small_cap_fund.asp or by calling 1-888-534-2001.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Small Cap Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-534-2001
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.tfscapital.com /products/tfs_small_cap_fund.asp
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 32.35% during the quarter ended June 30, 2009 and the lowest return for a quarter was -26.97% during the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.97%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

TFS Small Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2006
TFS Small Cap Fund | TFS Small Cap Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSSX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_ShareholderFeeOther	15.00
Management Fees	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Less Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses after Management Fee Reductions	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	474
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	818
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,791
2007	rr_AnnualReturn2007	4.96%
2008	rr_AnnualReturn2008	(38.44%)
2009	rr_AnnualReturn2009	65.40%
2010	rr_AnnualReturn2010	28.95%
2011	rr_AnnualReturn2011	(5.60%)
2012	rr_AnnualReturn2012	20.59%
2013	rr_AnnualReturn2013	44.05%
1 Year	rr_AverageAnnualReturnYear01	44.05%
5 Years	rr_AverageAnnualReturnYear05	28.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2006
TFS Small Cap Fund | TFS Small Cap Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.15%
5 Years	rr_AverageAnnualReturnYear05	24.21%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2006
TFS Small Cap Fund | TFS Small Cap Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.35%
5 Years	rr_AverageAnnualReturnYear05	21.68%
Since Inception	rr_AverageAnnualReturnSinceInception	9.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2006
TFS Hedged Futures Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY TFS HEDGED FUTURES FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	TFS HEDGED FUTURES FUND (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate as calculated in accordance with industry practice was 0% of the average value of its portfolio. Derivative instruments (including futures contracts) and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (typically greater than 500% (as discussed below under “High Portfolio Turnover Risk”)).

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect the current management fee.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth in the table on the previous page. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Techniques for Generating Capital Appreciation – TFS Capital LLC (“TFS” or the “Adviser”) seeks to generate capital appreciation for the Fund by primarily entering into both long and short positions in futures contracts and forward contracts . The Fund will invest in these instruments directly or indirectly by investing in the Subsidiary (as described below) that invests in those instruments. This universe of instruments in which the Fund invests is subject to change under varying market conditions and as these instruments evolve over time. The Adviser will generally enter into positions based on the output of its proprietary models (see “Quantitative Investment Models” below). The Adviser may enter into long and short positions in any type of futures contract and may invest without geographic limitations, including in emerging markets. The Adviser generally expects the Fund’s investments in futures contracts to be allocated across the major categories of futures contracts (e.g., commodities, currencies, fixed income and equities), but its investments are not limited to these categories. The Fund may overweight certain categories compared to others because the Adviser seeks best investment opportunities regardless of category. The Adviser expects that the Fund’s investments in forward contracts will continue to be primarily or exclusively in non-deliverable forwards (“NDFs”), however, the Fund may invest in other types of forwards, including exchange traded and other non-exchange traded forward contracts.

The Fund is non-diversified and will typically hold a greater percentage of its assets in a particular position than a diversified fund.

Use of Leverage – The Fund’s use of futures contracts, forward contracts and certain other instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific category through an instrument providing leveraged exposure to the category and that instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

When developing quantitative strategies, the Adviser considers the gross notional value of the contracts it selects. Generally, the gross notional value of the contracts held by the Fund will not exceed 250% of its assets.

Portfolio Construction – The Adviser will structure the Fund’s portfolio in an effort to strategically manage risk and volatility. More specifically, the Adviser will generally select long and short positions (or other positions that the Adviser believes will be highly correlated) that are, in part, chosen in an effort to hedge each other and thereby reduce market risks. Despite an intention to hedge some market risk, the Fund may still have concentrated exposure.The Adviser expects to maintain a combination of long and short contracts in the Fund. Although the Adviser generally intends to follow these operating guidelines it may deviate from them in an effort to achieve the Fund’s investment objective.

When taking into account the derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 500%).

Collateral – In addition to complying with any collateral requirements set by brokers, the Fund will maintain a segregated account with its custodian of cash or high-grade securities to collateralize its derivative positions as required by current Securities and Exchange Commission (“SEC”) or staff interpretations. As a result, the Fund will typically maintain high levels of cash or liquid assets (such as U.S. Treasury bills, Non-U.S. Government bonds, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and money market funds ) for collateral needs. The Fund will modify its asset segregation policies as necessary to ensure compliance with any changes in the positions taken by the SEC or its staff.

Types of Securities Utilized – Other than the cash and liquid assets held for collateral purposes, the Fund will primarily invest in futures contracts and other derivative instruments from global developed and emerging markets including, but not limited to, equity index or other financial futures, NDFs and other currency forwards and commodity futures. These are referred to as “derivative” instruments because their values are based on (“derived from”) the value of an underlying asset, reference rate, index or some other variable.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund may enter into forward foreign currency contracts to buy or sell a country’s currency at a specific price on a specific date for a specific exchange rate on a given day.

NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate, with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the settlement amount is due to the party receiving payment.

Although NDFs are similar to forward foreign currency exchange contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

The Fund intends to invest in these instruments directly and indirectly through a wholly-owned Subsidiary, as described below. Certain of the Fund’s derivative investments may be traded in the over-the-counter market. NDFs in which the Fund invests are considered swap agreements. Although it has not done so historically, the Adviser may determine to enter into other types of swap agreements including, but not limited to, interest rate swaps, cross currency swaps, commodity swaps, total return swaps and credit default swaps. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future (which may extend beyond a year).

Quantitative Investment Models – The Adviser utilizes a quantitative and objective investment decision-making process to select individual contracts for the Fund. The Adviser has developed proprietary models that are intended to predict future performance of individual contracts. These models were developed through extensive historical analysis of potential predictive factors. Once an investment opportunity is identified, the Adviser will purchase long contracts that it expects to rise in value and will sell short contracts that it expects to fall in value or it may purchase long contracts that it expects to outperform its short contracts. The size of the position will vary depending upon the Adviser’s determination of investment merit and associated risk of such investment. The models utilized by the Adviser may include fundamental or technical factors, as well as macro-economic indicators. While the Adviser will rely heavily on its proprietary models for making investment decisions, it does have the ability to exercise discretion and override the models when deemed appropriate.

Frequent Position Rebalancing – Each quantitative model developed by the Adviser is designed to rebalance based upon predetermined quantitative criteria. Consequently, not all models will necessarily rebalance at the same time. Given that multiple models may dictate trading decisions on a portion of the overall portfolio, different portions of the portfolio may rebalance at different time intervals. Moreover, the share of the overall portfolio assigned to each model may change over time resulting in more or less frequent rebalancing. It should be noted that although the models are designed to rebalance based upon predetermined criteria, the Adviser may open and close positions, at its sole discretion, and will frequently make timing adjustments for operational and other reasons. The models are generally designed to rebalance on a periodic basis. At each interval, each individual model will rank securities based on future expected performance and this information will assist the Adviser in rebalancing the portfolio. Typically, rebalancing results in the Adviser selling, or covering in the case of short positions, only a small portion of the Fund’s portfolio holdings and replacing them with new securities. The Adviser believes that there are significant benefits to frequently evaluating its models and rebalancing the Fund’s portfolio as suggested by the models. The Fund may also rebalance for operational reasons (e.g., to maintain its desired exposure when securities are reaching expiration or settlement).

Investments in Subsidiary – The Fund intends to purchase securities through a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The purpose of the Subsidiary is to provide exposure to the commodity futures market which otherwise may not be possible in a mutual fund structure. By investing in commodity-linked financial instruments indirectly through the Subsidiary, the Fund will obtain exposure to the commodities market within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Subchapter M requires, among other things, that at least 90% of the Fund’s income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). If the Fund invested directly in commodity-linked derivatives (i.e. not through the Subsidiary) the income from these investments may not be treated as qualifying income” for purposes of the 90% income requirement. The Fund expects to rely on an opinion of its counsel, Sullivan & Worcester, LLP, as to whether income from the Fund’s investment in the Subsidiary will constitute “qualifying income” for purposes of Subchapter M.

The Subsidiary will invest primarily (long and short) in commodity futures contracts , but is not limited to commodity futures contracts . The Subsidiary’s investments in commodities may include futures contracts on butter, cocoa, coffee, copper, corn, cotton, crude oil, ethanol, feeder cattle, gold, heating oil, Kansas wheat, lean hogs, live cattle, lumber, natural gas, oats, orange juice, palladium, platinum, reformulated blendstock gas, rough rice, silver, soybean meal, soybean oil, soybeans, Spring wheat, sugar and wheat, but may also include other commodities. The Adviser will consider whether it is more advantageous to invest directly in commodity-linked financial instruments, such as commodity-linked structured notes, or if the desired exposure can be achieved more efficiently by investing in the Subsidiary, which would in turn purchase and hold commodity futures contracts. As a result, the level of the Fund’s investments in its Subsidiary will vary based on the Adviser’s use of certain securities whose income may not be treated as qualifying income for purposes of the 90% income requirement.

The Fund will limit its investment in the Subsidiary to 25% of its assets, but because commodity futures contracts held in the Subsidiary have the effect of economic leverage, the gross notional value of those contracts will generally exceed 25% of the Fund’s assets.

Because the Fund may invest a substantial portion of its assets (up to 25% of its total assets) in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary. For that reason, references to the Fund in this Prospectus may also include the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. To the extent the Subsidiary invests in derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund’s transactions in derivatives under the 1940 Act. The Fund is and will continue to be the sole shareholder of the Subsidiary.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money. The investment strategies used by the Fund are highly speculative and involve a high degree of risk. Below are the principal risks of an investment in the Fund.

Asset Segregation Risk – As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to the derivatives in which it invests. Accordingly, the Fund and the Subsidiary will typically maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

In the case of futures and forward contracts that do not cash settle, for example, the Fund must set aside liquid assets equal to the full notional value of the contracts (less any amounts the Fund has posted as margin) while the positions are open. With respect to futures and forward contracts that do cash settle (including NDFs), however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations under the contracts (less any amounts the Fund has posted as margin), if any, rather than their full notional value. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation. By setting aside assets equal to only its net obligations under cash-settled instruments, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional amount of the instruments. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of a Fund’s investment in such investments) even if they are covered.

Commodities Risk – The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs and international, political and regulatory developments. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities.

Counterparty Credit Risk – Certain derivative transactions in which the Fund may engage involve instruments that are not traded on an exchange, including certain foreign currency forward contracts, NDFs and other swap agreements. Rather, these instruments are traded between counterparties based on contractual relationships. In these types of transactions, the counterparty represents the other party involved in a financial transaction with the Fund. As a result, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contract. Although the Fund expects to enter into transactions only with counterparties believed by the Adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction, or many transactions in place with that same counterparty, as a result. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position.

Derivatives Risk – The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.

Emerging Market Risk – An investment in emerging market securities exposes the Fund to greater foreign investment risks. See “Foreign Investing Risks” for additional information.

Foreign Currency Risk – The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. Trading of foreign currencies also includes the risk of clearing and settling trades, which may be difficult in volatile markets.

Foreign Investing Risk – Foreign markets can be volatile and prices can change drastically. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks resulting from differences in regulations to which U.S. and foreign markets are subject. These risks include differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries because such countries tend to develop sporadically and the securities may have lower trading volumes and less liquidity than developed markets.

Forward and Futures Contract Risk – The successful use of forward and futures contracts depends upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including:

• imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• losses caused by unanticipated market movement, which are potentially unlimited;

• the Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;

•  with respect to non-exchange traded instruments, the possibility that a counterparty will default in the performance of its obligations;

• the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;

• the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and

• possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

Geographic Risk – To the extent the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund maintained wide geographic diversity. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Hedging Risk – The success of the Fund’s hedging strategies will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the instruments being hedged. The use of hedging strategies will not eliminate all risks associated with the Fund’s portfolio. Hedging strategies can entail significant transactional costs for the Fund.

High Portfolio Turnover Risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund’s investment strategies are expected to involve frequent trading which leads to increased transactional costs and may result in the realization of capital gains. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of investment performance. When taking into account derivative instruments, including futures contracts, and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and, if these instruments were included in the calculation, a high portfolio turnover rate (typically greater than 500%). (See, “Portfolio Turnover”)

Investment Model and Computer Software Risk – The Adviser relies heavily on quantitative investment models to assist with security selection. Given this investment process and the high rate of trading in the Fund’s portfolio, the Adviser seeks opportunities to gain efficiencies by automating the investment process. That is, the Adviser often creates and uses proprietary software that can automatically gather the data required for analysis, quantitatively evaluate securities as needed for portfolio rebalancing and execute the trades on behalf of the Fund. The Adviser’s extensive use of its quantitative models and proprietary software presents certain additional risks. Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete. Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser. If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to the Fund, including a decline in the Fund’s net asset value. The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

Leveraging Risk – Certain transactions the Fund may undertake, including futures contracts, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and selection process to correctly identify and execute the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses.

Margin Risk – The Fund may hold securities that are subject to collateral requirements at various executing brokers. These collateral requirements may change at the discretion of the brokers, the exchanges through which the securities are traded or through regulatory requirements. Changes to collateral requirements, especially emergency adjustments that are done in response to market volatility, may force the Fund to sell certain securities on short notice for non-investment related reasons. If the Fund is forced to sell securities over a short period of time it may result in unfavorable execution prices and unfavorable investment results.

Market Risk – The risk of losing money due to general market movements is called market risk. Factors such as domestic and foreign economic growth and market conditions, interest rates and political events may affect the securities and derivatives markets. Markets can be extremely volatile and tend to move in cycles with periods of falling and rising prices.

Non-Deliverable Forwards Risk – Although NDFs are similar to forward foreign currency exchange contracts, NDFs do not require physical delivery of the currency on the settlement date. NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuation in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns.

Non-Diversification Risk – Because the Fund typically invests a relatively high percentage of its assets in a limited number of positions, the Fund’s performance will be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Quantitative Strategy Risk – The quantitative models used by the Adviser may be similar to the models used by other quantitative managers. To the extent that they are similar, the Fund’s price movements may have a high degree of correlation to other quantitative funds. This potential portfolio overlap with other quantitative funds could lead to periods of high volatility, especially in the event that other managers choose to rapidly sell securities or close short positions.

Regulatory Risk – New rules, regulations and/or emergency orders may be adopted by the Federal government that may place limits on the Fund’s ability to fully implement its stated investment strategies. Depending on the nature and extent of the regulatory action, the Fund might be required to significantly alter its investment strategies.

Sector/Category Risk – To the extent the Fund invests a significant portion of its assets in any one sector or category of futures contract, the Fund will be subject to greater risk of loss or volatility than if the Fund maintained wide sector diversity. Sector concentration exposes the Fund to the risk that if a negative event impacts an entire sector the price of the Fund’s securities in that sector will likely fall in price.

Short Sale Risk – The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument is the commitment to sell a security at a specified price at a specified time in the future and involves the risk of a theoretically unlimited increase in the value of the underlying instrument.

Taxation Risk – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. To do so the Fund must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income. The Fund will therefore restrict its direct investment in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

The Fund’s investment in the Subsidiary (see below) is expected to provide the Fund with the majority of its exposure to the commodities markets. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in such commodities will be passed through to the Fund as ordinary income, which will be taxed at less favorable rates than capital gains.

Changes in the tax laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Subsidiary and the Fund and its shareholders.

Transaction Cost Risk – Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s expected high rate of trading, the Fund may incur higher brokerage and custody charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Fund.

Volatility Risk – The Fund’s use of futures contracts and certain other derivatives for the purpose of increasing the Fund’s long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Wholly-Owned Subsidiary Risk – The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund carries risk and, if you invest in the Fund, you may lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk – Because the Fund typically invests a relatively high percentage of its assets in a limited number of positions, the Fund’s performance will be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception periods compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.tfscapital.com/products/tfs_hedged_futures_mutual_fund.asp or by calling 1-888-534-2001.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-534-2001
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.tfscapital.com/products/tfs_hedged_futures_mutual_fund.asp
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 8.60% during the quarter ended March 31, 2012 and the lowest return for a quarter was -3.04% during the quarter ended June 30, 2012.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.04%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table Closing	rr_PerformanceTableClosingTextBlock	The Fund publishes daily its net asset value at the Adviser’s website at www.tfscapital.com.
TFS Hedged Futures Fund | Standard & Poor's Diversified Trends Indicator (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
TFS Hedged Futures Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	23.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
TFS Hedged Futures Fund | TFS Hedged Futures Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSHX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_ShareholderFeeOther	15.00
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Less Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Annual Fund Operating Expenses after Management Fee Reductions	rr_NetExpensesOverAssets	1.91%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	194
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	600
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,032
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,233
2012	rr_AnnualReturn2012	8.25%
2013	rr_AnnualReturn2013	(4.25%)
1 Year	rr_AverageAnnualReturnYear01	(4.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
TFS Hedged Futures Fund | TFS Hedged Futures Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
TFS Hedged Futures Fund | TFS Hedged Futures Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011

[1]	Management Fees have been restated to reflect the current management fee.
[2]	The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund's other operating expenses (for the life of the Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 1.90% of the Fund's average daily net assets. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 1.90% limit. Ordinary operating expenses includes all Fund expenses except brokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses and extraordinary expenses. The Adviser's right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund. This agreement may be terminated by either the Fund or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that(1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) the agreement will terminate automatically as to the Fund if, and when, the Adviser ceases to serve as investment adviser of the Fund.
[3]	The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund's other operating expenses (for the life of Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 1.50% of the Small Cap Fund's average daily net assets. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 1.50% limit. Ordinary operating expenses includes all Fund expenses except brokerage, taxes, borrowing costs, Acquired Fund Fees and Expenses and extraordinary expenses. The Adviser's right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund. This agreement may be terminated by either the Fund or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that(1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) the agreement will terminate automatically as to the Fund if, and when, the Adviser ceases to serve as investment adviser of the Fund.
[4]	The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund's other operating expenses (for the life of the Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 1.80% of the Fund's average daily net assets. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 1.80% limit. Ordinary operating expenses include all Fund expenses except brokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses and extraordinary expenses. The Adviser's right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund. This agreement may be terminated by either the Fund or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that(1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) the agreement will terminate automatically as to the Fund if, and when, the Adviser ceases to serve as investment adviser of the Fund.